Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Inv | Investor Freedom Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class	Range
Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section on page 3.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.50%
Total annual operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.56%
Total annual operating expensesB	0.56%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.60%
Total annual operating expensesB	0.60%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.63%
Total annual operating expensesB	0.63%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.70%
Total annual operating expensesB	0.70%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.75%
Total annual operating expensesB	0.75%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 77
3 years	$ 240
5 years	$ 417
10 years	$ 930